Employee benefit plans - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Japanese plans
Pension and Other Postretirement Benefits Disclosure [Line Items]
Accumulated benefit obligation for all defined benefit pension plans		¥ 1,647,345	¥ 1,593,424
Japanese plans | Scenario Forecast
Pension and Other Postretirement Benefits Disclosure [Line Items]
Estimated prior service costs	¥ (4,700)
Estimated net actuarial loss	5,700
Expected contribution to pension plans	37,836
Foreign Plans
Pension and Other Postretirement Benefits Disclosure [Line Items]
Accumulated benefit obligation for all defined benefit pension plans		¥ 874,629	¥ 617,042
Foreign Plans | Scenario Forecast
Pension and Other Postretirement Benefits Disclosure [Line Items]
Estimated prior service costs	400
Estimated net actuarial loss	6,300
Expected contribution to pension plans	¥ 13,452
Equity securities | Japanese plans
Pension and Other Postretirement Benefits Disclosure [Line Items]
Percentage of plan assets invested		50.00%
Equity securities | Foreign Plans
Pension and Other Postretirement Benefits Disclosure [Line Items]
Percentage of plan assets invested		60.00%
Equity securities | Common stocks | Japanese plans | Japan
Pension and Other Postretirement Benefits Disclosure [Line Items]
Plan asset allocation		77.00%	71.00%
Equity securities | Common stocks | Japanese plans | Foreign
Pension and Other Postretirement Benefits Disclosure [Line Items]
Plan asset allocation		23.00%	29.00%
Debt securities | Japanese plans
Pension and Other Postretirement Benefits Disclosure [Line Items]
Percentage of plan assets invested		30.00%
Debt securities | Foreign Plans
Pension and Other Postretirement Benefits Disclosure [Line Items]
Percentage of plan assets invested		30.00%
Debt securities | Government bonds | Japanese plans | Japan
Pension and Other Postretirement Benefits Disclosure [Line Items]
Plan asset allocation		36.00%	44.00%
Debt securities | Government bonds | Japanese plans | Foreign
Pension and Other Postretirement Benefits Disclosure [Line Items]
Plan asset allocation		64.00%	56.00%